AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 20, 2002
                                                SECURITIES ACT FILE NO. 33-12213
                                       INVESTMENT COMPANY ACT FILE NO. 811-05037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                     [X]

                                    Pre-Effective Amendment No. ___          [ ]

                                    Post-Effective Amendment No. 147         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:             [X]

                                    Amendment No. 148                        [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                    (Address of Principal Executive Offices)
                                 (414) 765-5344
               Registrant's Telephone Number, Including Area Code

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                       615 East Michigan Street, 3rd Floor
                               Milwaukee, WI 53202
                                 (414) 765-5344
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[X]   on December 30, 2002 pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                     [LOGO]

                          LIGHTHOUSE OPPORTUNITY FUND



                                   PROSPECTUS














The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                The date of this Prospectus is December 30, 2002





                           LIGHTHOUSE OPPORTUNITY FUND
                  a series of Professionally Managed Portfolios


The Lighthouse Opportunity Fund is a no-load mutual fund. The Fund seeks growth of capital. The Fund's investment advisor is Lighthouse Capital Management, Inc.





                                Table of Contents

AN OVERVIEW OF THE FUND........................................................1
PERFORMANCE....................................................................2
FEES AND EXPENSES..............................................................3
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES.......................4
PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................5
INVESTMENT ADVISOR.............................................................5
SHAREHOLDER INFORMATION........................................................6
PRICING OF FUND SHARES.........................................................9
DIVIDENDS AND DISTRIBUTIONS....................................................9
TAX CONSEQUENCES...............................................................9
RULE 12b-1 FEES................................................................9
FINANCIAL HIGHLIGHTS..........................................................11
PRIVACY NOTICE.................................................Inside Back Cover



AN OVERVIEW OF THE FUND

What is the Fund's  The Fund seeks growth of capital.
investment goal?


What are the Fund's The Fund  primarily  invests  in common  stocks of  domestic
principal           companies of any size. In selecting investments, the Advisor
investment          uses  a  contrarian  strategy  to  seek  sound,  undervalued
strategies?         companies  in  out-of-favor  industries.  The  Fund may also engage in short sales of securities and options transactions on securities and securities indices.


What are the
principal           There  is the  risk  that  you  could  lose  money  on  your risks of investing  investment in the Fund. The following risks could affect the
in the              value of your investment:
Fund?
                    o    The stock market goes down
                    o    Interest  rates  rise  which can result in a decline in
                         the equity market
                    o    Any  individual  stock or group of  stocks  in the Fund
                         fall out of favor with the stock market
                    o    Companies  in the Fund's  portfolio do not generate the
                         expected level of earnings
                    o    Securities  of small-  and  medium-size  capitalization
                         companies involve greater volatility than investing in larger companies
                    o    Options,  if held by the Fund,  vary from the Advisor's
                         expectation of movements in the securities markets
                    o    Short  sales,  if held by the Fund,  do not move in the
                         direction anticipated
                    o    Unanticipated  events  negatively  impact an individual
                         stock or group of stocks in the Fund's portfolio


Who may want to     The Fund may be appropriate for investors who:
invest in
the Fund?
                    o    Are pursuing a long-term goal such as retirement
                    o    Want to add an  investment  in  undervalued  stocks  to
                         their equity portfolio
                    o    Are willing to accept higher short-term risk along with
                         higher potential for long-term growth of capital

                    The Fund may not be appropriate for investors who:

                    o    Need regular income or stability of principal
                    o    Are pursuing a short-term goal

PERFORMANCE


The following performance information indicates some of the risks of investing in the Fund. The bar chart illustrates how the Fund's total return has varied from year to year. The table illustrates the Fund's average return over time compared with a broad-based market index. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


CALENDAR YEAR TOTAL RETURNS*


1996:  25.84%
1997:   9.02%
1998: -32.65%
1999:  -8.01%
2000:  26.22%
2001:  12.15%



*    The Fund's year-to-date return as of 9/30/02 was -26.28%.

During the period shown in the bar chart, the Fund's highest quarterly return was 25.32% for the quarter ended December 31, 2001 and the lowest quarterly return was -21.41% for the quarter ended September 30, 2001.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2001




                                                                            Since Inception
                                                1 Year    3 Years   5 Years    (9/29/95)
                                                ------    -------   -------    ---------
  Lighthouse Opportunity Fund
       Return Before Taxes                      12.15%     9.19%     -0.89%      3.11%
       Return After Taxes on Distributions (1)  12.15%     9.19%     -1.05%      2.84%
       Return After Taxes on Distributions
           and Sale of Fund Shares (1), (2)      7.40%     7.48%     -0.70%      2.48%
  S&P 500 Index (3)                            -11.89%    -1.03%     10.71%      13.15%



(1) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2) The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.

(3) The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees or expenses, nor do they reflect the impact of taxes on Fund distributions or the sale of Fund shares.



FEES AND EXPENSES


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


Shareholder Fees
(fees paid directly from your investment)


Maximum sales charge (load) imposed on purchases..........................None
Maximum deferred sales charge (load) .....................................None
Redemption Fee(1).........................................................2.00%


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fee ...........................................................1.25%
Distribution and Service (12b-1) Fee .....................................0.25%
Other Expenses(2) ........................................................1.39%
                                                                          -----
Total Annual Fund Operating Expenses......................................2.89%
         Fee Reduction and/or Expense Reimbursement(3) ..................(0.89)%
                                                                         -------
Net Annual Fund Operating Expenses ...................................... 2.00%
                                                                         =======


(1) You will pay a redemption fee of 2.00% on the value of shares you redeem that are held for less than sixty (60) days. This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.
(2) Other expenses include custodian, transfer agency and other customary Fund expenses.
(3) The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses until terminated by the Fund to ensure that the Total Annual Fund Operating Expenses will not exceed the Net Annual Fund Operating Expenses shown. The Advisor reserves the right to be reimbursed for any waiver of its fees or expenses paid on behalf of the Fund if the Fund's expenses are less than the limit agreed to by the Fund. The Trustees may terminate this expense reimbursement arrangement at any time.


EXAMPLE

This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. The Example figures were calculated using net operating expenses. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


One Year...........................$ 203

Three Years........................$ 627

Five Years.........................$1,078

Ten Years..........................$2,327


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The goal of the Lighthouse Opportunity Fund is to seek growth of capital.

The Advisor's Investment Approach

Investing in Value: Our investment methodology for the Fund is centered on owning successful, growing businesses by acquiring their stock. We identify currently undervalued companies where we believe positive or improving operating fundamentals are unappreciated by the market place. We are seeking value when buying, but there is also a growth component in our definition of "value" as we believe that without the potential for growth in revenue and earnings there is no real value.

Our investment philosophy is not easily categorized into popular market definitions. We think it can be best described as a blend of Value and Growth at a Reasonable Price (GARP), although we see ourselves more as opportunists, seeking to acquire the stock of sound, growing companies when the price is right.

Contrarian Thinking: Looking in areas out of favor with the investing public is a significant contributor to our selection process. This can be from a top down perspective when choosing a sector or from a bottom up perspective when choosing a stock. We may choose to invest in a sector or industry experiencing an extremely strong operating environment and then search for the company in that arena which we believe has been overlooked, ignored or otherwise underestimated as to potential. On the other hand, if investing in an out-of-favor sector or industry, we will typically search for companies displaying the best fundamentals and possessing strong competitive positions. Many times this will be the industry leader(s) and will not necessarily be the most ignored nor undervalued company in the industry.


Identifying Opportunities: Another way of thinking of a Contrarian is as an opportunist. Consequently, we gravitate toward those areas of the market that we think will show the greatest potential opportunity. From time to time, opportunities can exist in large capitalization stocks, small-cap stocks, growth stocks and value stocks and we will try to take advantage of these opportunities as they arise. However, from a value-added perspective, we feel we can most benefit by focusing on those areas of the market showing the greatest inefficiencies, namely the small-cap and medium-cap sectors. Since most large-cap stocks are already well followed by a large number of research analysts, we believe that value can best be added by our independent research of smaller capitalization issues. As investing in securities of small-sized companies may involve greater volatility, we perform our own due diligence prior to establishing a position as well as during our holding period rather than relying exclusively on outside research. We believe this provides us with a better insight into the true value of a company than that which may be reflected in the company's stock price by the market.


Patient Investing: Once an investment has been established, we try to be patient in waiting for the market to realize the true value of our chosen company. Although we may sell a security in the Fund's portfolio at any time, we strive to be cognizant of how taxes on short-term gains and transaction costs can impact the Fund's long-term returns. We will continue to hold a position until the company's current fundamentals are fully appreciated by the market, the company's prospects begin to appear impaired on more than just a short-term basis, or until better competing opportunities are available in which to invest.

Although not principal investment strategies, the Fund may engage in the following:

1. We may invest in foreign securities and corporate debt securities for the Fund.

2. We may engage in short sales of securities for the Fund. In a short sale, the Fund sells stock that it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan.
3. For hedging purposes and in pursuit of the Fund's investment goal, we may purchase and write call and put options on securities and securities indices.

4. As part of our contrarian approach, we may occasionally invest for the Fund in the stocks of companies that produce natural resources of any kind, including energy and gold.

Under normal conditions, the Fund anticipates that it will have a low rate of portfolio turnover. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading may also lead to lower transaction costs, which could help to improve the Fund's performance.

Temporary Investment Strategies. Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents and short-term debt securities and money market instruments in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses.


PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return have previously been summarized under "An Overview of the Fund." These risks are discussed in more detail below.

Management Risk. Management risk means that your investment in the Fund varies with the success or failure of the Advisor's investment strategies and the Advisor's research, analysis and determination of portfolio securities. If the Advisor's investment strategies do not produce the expected results, your investment could be diminished or even lost.

Market Risk. Market risk means that the price of common stock may move up or down (sometimes rapidly and unpredictably) in response to general market and economic conditions, investor perception and anticipated events, as well as the activities of the particular issuer. Market risk may affect a single issuer, industry, section of the economy or the market as a whole. Since the Fund invests in equity securities, its share price will change daily in response to stock market movements.

Undervalued Stocks Risk. Undervalued stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.


Small- and Medium-Size Companies Risk. Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger and more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Smaller companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.


Options Risk. Options transactions involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between those markets. A given hedging transaction may not achieve its objective, resulting in possible losses. Decisions as to whether and when to use options involve the exercise of skill and judgment and even a well-conceived transaction may be unsuccessful because of market behavior or unexpected events. Options markets may not be liquid in all circumstances and the Fund may not be able to complete or neutralize an options transaction in the manner desired.

Short Sales Risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain realized will be decreased and the amount of any loss will be increased by any dividends or interest the Fund may be required to pay in connection with the short sale.

INVESTMENT ADVISOR


Lighthouse Capital Management, Inc., the Fund's investment advisor, is located at 10000 Memorial Drive, Suite 660, Houston, TX 77024. The Advisor has been providing investment advisory services to individual and institutional investors since 1988. The Advisor presently has assets under management of approximately $140 million. The Advisor supervises the Fund's investment activities and determines which securities are purchased and sold by the Fund.

The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund for investment management. For its services, the Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended August 31, 2002, the Advisor received advisory fees of 0.36% of the Fund's average daily net assets, net of waiver.


Portfolio Manager

Mr. Lanny C. Barbee, CPA/CFA has principally been responsible for the management of the Fund's portfolio since November 9, 1998. Mr. Barbee, Portfolio Manager, joined the Advisor in July 1996 as Portfolio Administrator and Research Analyst. Prior to joining the Advisor, Mr. Barbee was Portfolio Manager for Meridian Investment Management.

Fund Expenses

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of the Fund to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 2.00% of the Fund's average daily net assets. Any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund if the Advisor requests in subsequent fiscal years. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

SHAREHOLDER INFORMATION

How to Buy Shares

You may open a Fund account with $2,000 and add to your account at any time with $100 or more. The Fund may waive minimum investment requirements from time to time.

You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund does not issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

By Check

If you are making your first investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check (made payable to "Lighthouse Opportunity Fund") to:



Regular Mail:                             Overnight Delivery:
Lighthouse Opportunity Fund               Lighthouse Opportunity Fund
c/o U.S Bancorp Fund Services, LLC        c/o U.S Bancorp Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                  Milwaukee, WI 53202


Note: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

If you are making a subsequent purchase, detach the stub that is attached to the account statement you will receive after each transaction. Mail it together with a check made payable to the "Lighthouse Opportunity Fund" to the Fund in the envelope provided with your statement or to the address noted above. You should write your account number on the check. If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.


By Wire


Please call the Transfer Agent toll free at (866) 811-0218 prior to sending a wire in order to obtain a confirmation number and to ensure prompt and accurate handling of the funds. Call the Transfer Agent between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Ask your bank to transmit immediately available funds by wire in the amount of your purchase to:

         U.S. Bank, National Association
         ABA Routing Number 042000013
         For Credit To: U.S. Bancorp Fund Services, LLC
         DDA #112-952-137
         For further credit to: The Lighthouse Opportunity Fund
         Shareholder Name (Account Title)
         Shareholder Account Number (if known)

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent at (866) 811-0218. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

Through Brokers


You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

Automatic Investment Plan

For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

Retirement Plans

The Fund offers Individual Retirement Account ("IRA") plans. You may obtain information about opening an IRA account by calling (866) 811-0218. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

How to Sell Shares

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:


Regular Mail:                            Overnight Delivery:
Lighthouse Opportunity Fund              Lighthouse Opportunity Fund
c/o U.S Bancorp Fund Services, LLC       c/o U.S Bancorp Fund Services, LLC
P.O. Box 701                             615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                 Milwaukee, WI 53202


To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution that participates in a signature guarantee program. A notary public is not an acceptable guarantor.


If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (866) 811-0218 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time. Redemption proceeds will be processed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.


When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated on your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.


Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders. You may request telephone redemption privileges after your account is opened by sending in a signed letter of instruction.


You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.


Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you made your first investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

The Fund may redeem the shares in your account if the value of your account is less than $2,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,000 before the Fund takes any action.

Short-term Trading

The Fund is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the Fund will assess a 2.00% fee on redemptions of Fund shares that are held for less than sixty days. This fee will be paid to the Fund to help offset transaction costs and administrative expenses. This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions and may not be applicable to certain qualified accounts held by financial intermediaries. If you purchased shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies. The Fund reserves the right to change the terms and amount of this fee upon at least 60 days' notice to shareholders.

Redemption in Kind

The Fund has the right, at its discretion, to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.


Systematic Withdrawal Program

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.

A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

PRICING OF FUND SHARES


The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.


The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS


The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.


All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

TAX CONSEQUENCES


The Fund intends to make distributions of dividends and capital gains. The tax consequences of these distributions to shareholders will vary depending on the nature of your investment.

For taxable accounts, dividends will be taxable to you as ordinary income. The rate you pay on capital gain distributions will generally depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction. For shares held in certain tax-deferred accounts (such as an IRA or other tax-qualified plan), the tax consequences will be the same as other accounts with one major exception: the distributions on, and sales and redemptions of, your shares may not be currently taxable, and are taxable at the rate associated with your tax-deferred account.

By law, no matter what the type of account you hold your shares in, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

Because your tax consequences will vary depending on your situation, you should consult your tax adviser about the federal, state, and local tax consequences of your investment in the Fund.


RULE 12b-1 FEES

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Rule 12b-1 allows the Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is up to 0.25% of the Fund's average daily net assets which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS


This table shows the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Ernst & Young LLP, independent public accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.


FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR



                                                                           Year Ended August 31,
                                                          2002     2001     2000    1999      1998
------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                      $12.74  $ 13.20  $ 10.43 $ 10.85    $ 15.76
                                                        ------  --------  ------- -------    -------

Income (loss) from investment operations:
      Net investment income (loss)                       (0.17)   (0.13)   (0.17)  (0.07)      0.01
      Net realized and unrealized gain (loss) on
      investments                                        (1.60)   (0.33)    2.94   (0.34)     (4.31)
                                                         ------   ------  ------  ------    ------
Total from investment operations                         (1.77)   (0.46)    2.77   (0.41)     (4.30)
                                                         ------   ------  ------  ------     ------

Less Distributions:
      From net investment income                             --      --       --   (0.01)        --
      From net realized gain                                 --      --       --      --      (0.61)
                                                             --      --       --      --      ------
Total distributions                                          --      --       --   (0.01)     (0.61)
                                                             --      --       --  ------     ------

Net asset value, end of year                            $10.97  $ 12.74  $ 13.20 $ 10.43    $ 10.85
                                                         ======  =======  ======= =======    =======

Total return                                            (13.89)%  (3.41)%  26.46%  (3.78)%   (28.46)%

Ratios/supplemental data:
Net assets, end of period (millions)                       7.9    $ 9.6    $10.8  $ 12.4     $ 21.7

Ratio of expenses to average net assets:
      Before fees waived and expenses absorbed            2.89%    2.74%    2.77%   2.47%      2.13%

      After fees waived and expenses absorbed             2.00%    2.00%    2.00%   2.00%(1)   2.00%(1)

Ratio of net investment income (loss) to average net
assets:
      Before fees waived and expenses absorbed           (2.21)%  (1.68)%  (1.76)% (0.85)%    (0.06)%
      After fees waived and expenses absorbed            (1.32)%  (0.94)%  (0.99)% (0.39)%(1)  0.08%(1)

Portfolio turnover rate                                   62.42%   72.15%   57.49% 122.00%    44.09%


(1) Excluding dividends paid on securities sold short representing 0.11% and 0.15% and for the years, 1999 and 1998, ending August 31, respectively.



                                 PRIVACY NOTICE

The Fund may collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;
o    Information you give us orally; and
o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to protect your non-public personal information.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.




                               INVESTMENT ADVISOR

                       LIGHTHOUSE CAPITAL MANAGEMENT, INC.
                         10000 Memorial Drive, Suite 660
                              Houston, Texas 77024
                                 (713) 688-6881
                        Account Inquiries (866) 811-0218

                                   DISTRIBUTOR
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                    CUSTODIAN

                         U.S. BANK, NATIONAL ASSOCIATION

                                425 Walnut Street
                             Cincinnati, Ohio 45202

                     TRANSFER AND DIVIDEND DISBURSING AGENT

                         U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701


                                    AUDITORS

                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103


                                  LEGAL COUNSEL
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP

                          55 Second Street, 24th Floor
                         San Francisco, California 94105



                           LIGHTHOUSE OPPORTUNITY FUND
                  a series of Professionally Managed Portfolios
                                  (the "Trust")

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement  of  Additional  Information  (SAI):  The SAI provides  more  detailed
information   about  the  Fund  and  is  incorporated  by  reference  into  this
Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:


                         The Lighthouse Opportunity Fund
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                            Telephone (866) 811-0218


You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Portfolio are also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov, or

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or

* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


                                         (The Trust's SEC Investment Company Act
                                                       file number is 811-05037)



                       STATEMENT OF ADDITIONAL INFORMATION

                                December 30, 2002



                           LIGHTHOUSE OPPORTUNITY FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS
                         10000 Memorial Drive, Suite 660
                                Houston, TX 77024
                                 (713) 688-6881


     This Statement of Additional Information ("SAI") is not a Prospectus and it should be read in conjunction with the Prospectus dated December 30, 2002, as may be revised, of Lighthouse Opportunity Fund (the "Fund"), a series of the Professionally Managed Portfolios (the "Trust"). Lighthouse Capital Management, Inc. (the "Advisor"), is the investment advisor to the Fund. Copies of the Fund's Prospectus are available by calling the above number.

     The Fund's financial statements for the fiscal year ended August 31, 2002, are incorporated herein by reference to the Fund's Annual Report. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.



                                TABLE OF CONTENTS

THE TRUST......................................................................2
INVESTMENT OBJECTIVE AND POLICIES..............................................2
INVESTMENT RESTRICTIONS.......................................................10
DISTRIBUTIONS AND TAX INFORMATION.............................................12
TRUSTEES AND EXECUTIVE OFFICERS...............................................14
THE FUND'S INVESTMENT ADVISOR.................................................17
SERVICE PROVIDERS.............................................................18
RULE 12B-1 DISTRIBUTION PLAN..................................................20
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................20
DETERMINATION OF SHARE PRICE..................................................25
PERFORMANCE INFORMATION.......................................................27
ANTI-MONEY LAUNDERING PROGRAM.................................................30
GENERAL INFORMATION...........................................................30
FINANCIAL STATEMENTS..........................................................32
APPENDIX A....................................................................33
APPENDIX B....................................................................36


                                    THE TRUST


     The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Fund.

     The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.



                        INVESTMENT OBJECTIVE AND POLICIES

     The Lighthouse Opportunity Fund is a mutual fund with the investment objective of seeking growth of capital. Prior to November 13, 2001, the Fund was known as the Lighthouse Contrarian Fund.

     The Fund is diversified. Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

     The  following  information   supplements  the  discussion  of  the  Fund's
investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

     Preferred Stock. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.


     Convertible Securities. The Fund may invest in convertible securities (bonds, notes, debentures, preferred stock and other securities convertible into common stocks) that may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities, which may be converted or exchanged at a rated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible debt securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.

     Investment Companies. The Fund may invest in shares of other investment companies in pursuit of its investment objective. This may include investment in money market mutual funds in connection with the Fund's management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.


     Repurchase Agreements. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

     When-Issued Securities. The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date. The Fund may not purchase securities on a when-issued basis to an extent greater than 5% of its net assets, measured at the time of the transaction.

     Illiquid Securities. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

     Securities Lending. Although the Fund's objective is growth of capital, the Fund reserves the right to lend its portfolio securities in order to generate income from time to time. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with the Advisor or Distributor and whose creditworthiness is acceptable to the Advisor. The borrower must deliver to the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the loaned securities at all times during the loan, marked-to-market daily. During the time the portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may not lend its portfolio securities to an extent greater than 5% of its net assets, measured at the time of the transaction.

     Leverage Through Borrowing. The Fund may borrow money for leveraging purposes. Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. The Fund may not engage in borrowing for leverage to an extent greater than 5% of its net assets, measured at the time of the transaction.

     Short Sales. The Fund may engage in short sales of securities. In a short sale, the Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium which would increase the cost of the security sold. The Fund may incur additional expense for any dividends or interest the Fund may required to pay in connection with short sales. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     The Fund also must segregate liquid assets equal to the difference  between
(a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short. The dollar amount of short sales (not including short sales against-the-box) may not exceed 33-1/3% of the net assets of the Fund at the time of entering into the short sale and may not exceed 50% of the net assets of the Fund at any time.

     Foreign Investments. The Fund may invest up to 10% of its net assets in securities of foreign issuers that are not publicly traded in the United States, including American Depositary Receipts. The Fund may also invest without regard to the 10% limitation in securities of foreign issuers which trade and settle in U.S. dollars.

     Depositary Receipts. The Fund may invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

     Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     Market Characteristics. The Advisor expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United
States. While growing, they usually have substantially less volume than U.S. markets, and the Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.


     Corporate Debt Securities. The Fund may invest up to 25% of its assets in debt securities, including debt securities rated below investment grade. Bonds rated below BBB by S&P or Baa by Moody's, commonly referred to as "junk bonds," typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both S&P and Moody's and may be subject to greater market price fluctuations, less liquidity and greater risk to income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.


     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.

     Options Transactions. The Fund may purchase and write call and put options on securities and securities indices. Transactions in options on securities and on indices involve certain risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; such losses may be mitigated or exacerbated by changes in the value of the Fund's securities during the period the option was outstanding.

     Options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction at all or without incurring losses. Under SEC staff positions, certain over-the-counter options may be considered illiquid. Although the use of options for hedging should minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. If losses were to result from the use of such transactions, they could reduce net asset value and possibly income. The Fund limits the total option positions to no more than 10% of its net assets, measured at the time of investment.

     Short-Term Investments

     The Fund may invest in any of the following securities and instruments:

     Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.


                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or
(c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except as stated in the Prospectus and this SAI. Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings.

          (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase or sell real estate or commodities or commodity contracts (the Board of Trustees may in the future authorize the Fund to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

     5. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures or repurchase transactions.

     7. Invest in any issuer for purposes of exercising control or management.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

     1. Invest in securities of other investment companies or purchase any other investment company's voting securities or make any other investment in any other investment in other investment companies except to the extent permitted by federal law.

     2. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     3. With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

     Except with respect to borrowing or illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.


                        DISTRIBUTIONS AND TAX INFORMATION

         Distributions


     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.


     Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

         Tax Information


     Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") during the August 31, 2002 fiscal year, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.


     The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for their taxable year. In view of the Fund's investment policy, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

     The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     The Fund may purchase or sell certain options. Such transactions are subject to special tax rules that may affect the amount, timing, and character of distributions to shareholders. For example, such contracts that are "Section 1256 contracts" will be "marked-to-market" for Federal income tax purposes at the end of each taxable year (i.e., each contract will be treated as sold for its fair market value on the last day of the taxable year). In general, unless certain special elections are made, gain or loss from transactions in such contracts will be 60% long term and 40% short-term capital gain or loss. Section 1092 of the Code, which applies to certain "straddles", may also affect the taxation of the Fund's transactions in options. Under Section 1092 of the Code, the Fund may be required to postpone recognition for tax purposes of losses incurred in certain of such transactions.

     Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as its qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such changes could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.


                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.


---------------------- ------------ --------------------- ------------------------------------------- ---------------
                        Position     Term of Office and                                                   Other
       Name, Address      with         Length of Time       Principal Occupation During Past Five     Directorships
          and Age       the Trust          Served                           Years                          Held
---------------------- ------------ --------------------- ------------------------------------------- ---------------
                                      Independent Trustees of the Trust
---------------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*      Chairman     Indefinite Term       Consultant, Talon Industries                None.
  (born 1943)          and Trustee  since May 1991.       (administrative, management and business
2020 E. Financial Way                                     consulting); formerly Chief Operating
Suite 100                                                 Officer, Integrated Asset Management
Glendora, CA 91741                                        (investment advisor and manager) and
                                                          formerly President, Value Line, Inc.
                                                          (investment advisory and financial
                                                          publishing firm).
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Wallace L. Cook*       Trustee      Indefinite Term       Retired.  Formerly Senior Vice President,   None.
  (born 1939)                       since May 1991.       Rockefeller Trust Co.; Financial
2020 E. Financial Way                                     Counselor, Rockefeller & Co.
Suite 100
Glendora, CA 91741
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Carl A. Froebel*       Trustee      Indefinite Term       Private Investor.  Formerly Managing        None.
  (born 1938)                       since May 1991.       Director, Premier Solutions, Ltd.
2020 E. Financial Way                                     Formerly President and Founder, National
Suite 100                                                 Investor Data Services, Inc. (investment
Glendora, CA 91741                                        related computer software).
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Rowley W.P. Redington* Trustee      Indefinite Term       President; Intertech Computer Service       None.
  (born 1944)                       since May 1991.       Corp. (computer services and consulting);
2020 E. Financial Way                                     formerly Vice President, PRS of New
Suite 100                                                 Jersey, Inc. (management consulting), and
Glendora, CA 91741                                        Chief Executive Officer, Rowley
                                                          Associates (consultants).
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Ashley T. Rabun*       Trustee      Indefinite Term       Founder and Chief Executive Officer,        Trustee,
  (born 1952)                       since May 2002.       InvestorReach, Inc. (financial services     E*TRADE Funds.
2020 E. Financial Way                                     marketing and distribution consulting).
Suite 100
Glendora, CA 91741
---------------------- ------------ --------------------- ------------------------------------------- ---------------
                                       Interested Trustee of the Trust
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Steven J. Paggioli**   Trustee      Indefinite Term       Consultant, U.S. Bancorp Fund Services,     Trustee,
  (born 1950)                       since May 1991.       LLC since July 2001; formerly, Executive    Managers
2020 E. Financial Way                                     Vice President, Investment Company          Funds.
Suite 100                                                 Administration, LLC ("ICA") (mutual fund
Glendora, CA 91741                                        administrator and the Fund's former
                                                          administrator).
---------------------- ------------ --------------------- ------------------------------------------- ---------------
                                            Officers of the Trust
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Robert M. Slotky       President    Indefinite Term       Vice President, U.S. Bancorp Fund           Not
  (born 1947)                       since August 2002.    Services, LLC since July 2001; formerly,    Applicable.
2020 E. Financial Way                                     Senior Vice President, ICA (May 1997-July
Suite 100                                                 2001).
Glendora, CA 91741
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Eric W. Falkeis        Treasurer    Indefinite Term       Vice President, U.S. Bancorp Fund           Not
  (born 1973)                       since August 2002.    Services, LLC since 1997; Chief Financial   Applicable.
615 East Michigan St.                                     Officer, Quasar Distributors, LLC since
Milwaukee, WI 53202                                       2000.
---------------------- ------------ --------------------- ------------------------------------------- ---------------
Chad E. Fickett        Secretary    Indefinite Term       Compliance Administrator, U.S. Bancorp      Not
  (born 1973)                       since March 2002.     Fund Services, LLC since July 2000.         Applicable
615 East Michigan St.
Milwaukee, WI 53202
---------------------- ------------ --------------------- ------------------------------------------- ---------------

*Denotes those Trustees of the Trust who are not "interested persons" of the of the Trust as defined in the 1940 Act.

**Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with U.S. Bancorp Fund Services, LLC, the Funds' administrator.


Compensation


Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested Trustees are also reimbursed for expenses in connection with each Board meeting attended. This amount is allocated among each of the various portfolios comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.


                                    Aggregate      Pension or Retirement  Estimated Annual   Total Compensation
       Name of Person/Position  Compensation From   Benefits Accrued as    Benefits Upon    from Trust(2)Paid to
                                   the Trust(1)    Part of Fund Expenses    Retirement           Trustees
------------------------------- ----------------- ----------------------- ---------------- ----------------------
Dorothy A. Berry, Trustee            $25,000                None               None              $25,000
------------------------------- ----------------- ----------------------- ---------------- ----------------------
Wallace L. Cook, Trustee             $20,000                None               None              $20,000
------------------------------- ----------------- ----------------------- ---------------- ----------------------
Carl A. Froebel, Trustee             $20,000                None               None              $20,000
------------------------------- ----------------- ----------------------- ---------------- ----------------------
Rowley W.P. Redington, Trustee       $20,000                None               None              $20,000
------------------------------- ----------------- ----------------------- ---------------- ----------------------
Ashley T. Rabun, Trustee(3)          $20,000                None               None              $20,000

------------------------------- ----------------- ----------------------- ---------------- ----------------------

1    For the fiscal year ended August 31, 2002.
2 There are currently numerous portfolios comprising the Trust. For the fiscal year ended August 31, 2002, trustees fees and expenses in the amount of $5,182 were allocated to the Fund.
3    Newly appointed to the Board of Trustees as of May 1, 2002.

     Trust Committees. The Trust has two standing committees: The Audit Committee and the Valuation Committee.

     The Audit Committee is comprised of all of the Disinterested Trustees. It does not include any Interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once with respect to the Fund during the Fund's last fiscal year. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matter bearing on the audit or the Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting.

     The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Fund's last fiscal year with respect to the Fund.

     Control Persons, Principal Shareholders, and Management Ownership. A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

     As of December 31, 2001, no Independent Trustee of the Trust beneficially owned shares of the Funds and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party. As of December 3, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

         Principal Holders of the Fund.

-------------------------------- -------------- -------------------------
Name and Address                  % Ownership      Type of Ownership
-------------------------------- -------------- -------------------------

Charles Schwab & Co., Inc.          59.20%               Record
101 Montgomery Street
San Francisco, CA 94104

-------------------------------- -------------- -------------------------

National Investor Services, Inc.     5.08%               Record
55 Water St.
New York, NY 10041-3299

-------------------------------- -------------- -------------------------


                          THE FUND'S INVESTMENT ADVISOR


     As stated in the Prospectus, investment advisory services are provided to the Fund by Lighthouse Capital Management, Inc., 10000 Memorial Drive, Suite 660, Houston, TX 77024, the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 1.25%.

     In reviewing the Advisory Agreement on behalf of the Fund at a meeting of the Board of Trustees on May 20 and 21, 2002, the Board of Trustees, including Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of overall Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund's investments. Specifically in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonably and genuinely consistent in relation to the relevant peer groups for the Fund. The Board of Trustees also noted that the Advisor's brokerage were reasonably efficient.


     The Advisory Agreement will continue in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act.


     The Advisor has contractually agreed to limit the Fund's operating expenses, including the Advisor's fee, to an annual level of 2.00% of the Fund's average daily net assets. For the fiscal year ended August 31, 2002, the Fund incurred advisory fees of 118,513, of which amount the Advisor waived $83,906. For the fiscal year ended August 31, 2001, the Fund incurred advisory fees of $124,807, of which amount the Advisor waived $73,777. For the fiscal year ended August 31, 2000, the Fund incurred advisory fees of $124,764, of which amount the Advisor waived $76,864.

     Under the contractual expense limitation agreement, the Advisor may recoup reimbursements made in any fiscal year in any subsequent fiscal year over the following three fiscal years. Before the Advisor may receive any such reimbursement, the Trustees must review and approve it and any such reimbursement may not be paid prior to the Fund's payment of current ordinary Fund expenses. The Trustees may terminate this expense reimbursement arrangement at any time.


                                SERVICE PROVIDERS

         Fund Administrator

     U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202 (the "Administrator"), provides administrative services to the Funds pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator.

     For each of the fiscal years ended August 31, 2002, 2001 and 2000, the Administrator received fees of $30,000 from the Fund.

         Custodian

     U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Funds. Under the Custodian Agreement, U.S. Bank, National Association holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

         Independent Accountants and Legal Counsel

     Tait, Weller & Baker, 8 Penn Center Plaza, Suite 800, Philadelphia, Pennsylvania 19103, are the independent accountants for the Fund, whose services include auditing the Fund's financial statements and the performance of related tax services.

     Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 is counsel to the Fund and provides counsel on legal matters relating to the Fund.

         Distributor

     Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), serves as distributor for the Fund. Pursuant to a distribution agreement between the Fund and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of Fund shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

     The Distribution Agreement between the Fund and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.



                          RULE 12B-1 DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Plan provides that the Fund will pay a fee at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as Distribution Coordinator as reimbursement of, or in anticipation of, expenses incurred for distribution related activities.

     The Plan allows excess distribution expenses to be carried forward by the Advisor, as Distribution Coordinator, and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.


     During the Fund's fiscal year ended August 31, 2002 the Fund incurred total expenditures in the amount of $63,770, of which the Fund paid fees of $23,703 pursuant to the Plan. Of those fees, $5,135 was paid out as selling compensation to dealers, $831 was for reimbursement of printing and postage expenses, $9,754 was for payment to sales personnel, $1,310 was for reimbursement of advertising/sales literature expenses and $6,672 was for reimbursement of other distribution-related office expenses..



                       EXECUTION OF PORTFOLIO TRANSACTIONS


     Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market are executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.


     Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

     While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

     Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

     The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.


     For the fiscal year ended August 31, 2002, the Fund paid $21,346 in brokerage commissions with respect to portfolio transactions, $20, 947 of which was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended August 31, 2001, the Fund paid $23,098 in brokerage commissions with respect to portfolio transactions. Of such amount $20,337 was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended August 31, 2000, the Fund paid $30,624 in brokerage commissions with respect to portfolio transactions. Of such amount $375 was paid to firms for research, statistical or other services provided to the Advisor.


                               PORTFOLIO TURNOVER


     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions". For the fiscal years ended August 31, 2002, 2001 and 2000, the Fund had a portfolio turnover rate of 62.42%, 72.15% and 57.49%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

         How to Buy Shares

     The public offering price of Fund shares is the net asset value. The Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     In addition to cash purchases, Fund shares may be purchased by tendering paying in kind in the form of shares of stock, bonds or other securities. Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund's objective and otherwise acceptable to the Advisor.

         How to Sell Shares

     You can sell your Fund shares any day the NYSE is open for regular trading.


         Delivery of Redemption Proceeds


     Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.


         Telephone Redemptions


     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

         Redemption Fee

     As discussed in the Prospectus, the Fund will assess a 2.00% fee on redemptions of Fund shares that are held for less than sixty days. This fee will not be imposed on Fund shares acquired through the reinvestment of dividends or other distributions and may not be applicable to certain qualified accounts held by financial intermediaries. In determining whether a redemption fee will be imposed, it will be assumed that the redemption is made on Fund shares that have been held the longest. This is commonly referred to as "first-in, first-out." This will result in you paying the lowest redemption fee possible or no redemption fee at all.


         Redemptions-in-Kind


     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

         Automatic Investment Plan

     As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.


                          DETERMINATION OF SHARE PRICE


     As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day that the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in their portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of Fund shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the NYSE closes at a different time or the Board of Trustees decides it is necessary.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

     Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day. All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

     The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Fund calculated its net asset value per share as of August 31, 2002 is as follows:


                    Net Assets
             -----------------------------  =     Net Asset Value Per Share
                Shares Outstanding

                    $7,928,670
             -----------------------------  =            $10.97
                     722,701


                             PERFORMANCE INFORMATION


     From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

     The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index, the Russell 2000 Index, and indices published by Lipper, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

     Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         Average Annual Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The average annual total return computed at the public offering price (net asset value) for the Fund for the fiscal year ended August 31, 2002 was as follows:

           One Year                                          -13.89%
           Three Years                                         1.70%
           Five Years                                        - 6.25%
           Since Inception (September 29, 1995)              - 0.40%

     Please note that certain fees of the Fund have been waived or reimbursed from inception through August 31, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees not been waived or reimbursed.

         Average Annual Total Return (after Taxes on Distributions)

     The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                P(1 + T)n = ATVD

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended August 31, 2002 was as follows:

           One Year                                          -13.89%
           Three Years                                         1.70%
           Five Years                                        - 6.40%
           Since Inception (September 29, 1995)              - 0.63%

     Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through August 31, 2002. Accordingly, the Fund's return figures are higher than they would have been had such fees and expenses not been waived or reimbursed.

     Average Annual Total Return (after Taxes on Distributions and Redemptions)

     The Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The  average  annual  total  return  (after  taxes  on  distributions   and
redemption) computed at the public offering price (net asset value) for the Fund for the fiscal year ended August 31, 2002 was as follows:

           One Year                                           -8.53%
           Three Years                                         1.36%
           Five Years                                         -4.83%
           Since Inception (September 25, 1995)               -0.33%



                          ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Funds' distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.



                               GENERAL INFORMATION

     Investors  in the Fund will be  informed  of the  Fund's  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


     The Board of the Trust, the Advisor and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.



                              FINANCIAL STATEMENTS


     The Fund's annual report to shareholders for its fiscal year ended August 31, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent public accountants appearing therein are incorporated by reference in this SAI.




                                   APPENDIX A
                             CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group

     AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

     BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

     BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

     B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The rating CI is reserved for income bonds on which no interest is being paid.

     D: Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.


                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.


Standard & Poor's Ratings Group

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                                     PART C
                          (LIGHTHOUSE OPPORTUNITY FUND)

                                OTHER INFORMATION

Item 23.  Exhibits

(a)  Agreement  and   Declaration  of  Trust  was  previously   filed  with  the
     Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(b) Bylaws was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d) Form of Investment Advisory Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 15, 1998 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (iv) Power of Attorney was previously filed with the Registration Statement on Form N1-A (File No. 33-12213) on October 24, 2002 and is incorporated herein by reference.

     (v) Form of Operating Expense Limitation Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(i)  Opinion of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m) Form Rule 12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on January 16, 1996 and is incorporated herein by reference.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p)  Code of Ethics

     (i)  Code  of  Ethics  for  Registrant   was  previously   filed  with  the
          Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference.

     (ii) Code of Ethics for Advisor was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 15, 2000 and is incorporated herein by reference.


Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article VII of the Registrant's Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant's Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002). Reference is also made to Paragraph 6 of the Distribution Agreement filed herewith. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Advisor

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated October 4, 2002. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27. Distributor.

          (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the principal underwriter and distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust              The Hennessy Mutual Funds, Inc.
           AHA Investment Funds                      Investec Funds
     Alpha Analytics Investment Trust              Jacob Internet Fund
           Alpine Equity Trust                 The Jensen Portfolio, Inc.
           Alpine Series Trust                        Kenwood Funds
     Alternative Investment Advisors            Kit Cole Investment Trust
            Blue & White Fund                  Light Revolution Fund, Inc.
         Brandes Investment Trust                   The Lindner Funds
      Brandywine Advisors Fund, Inc.                   LKCM Funds
           Brazos Mutual Funds            Matrix Asset Advisor Value Fund, Inc.
     Builders Fixed Income Fund, Inc.              Monetta Fund, Inc.
            CCM Advisors Funds                        Monetta Trust
       CCMA Select Investment Trust                    MUTUALS.com
        Country Mutual Funds Trust             MW Capital Management Funds
            Cullen Funds Trust                       Optimum Q Funds
          DAL Investment Company               PIC Investment Trust Funds
         Dow Jones Islamic Index            Professionally Managed Portfolios
              Everest Funds                     Prudent Bear Mutual Funds
        First American Funds, Inc.                Purisima Funds Trust
First American Insurance Portfolios, Inc.            Quintara Funds
  First American Investment Funds, Inc.               Rainier Funds
   First American Strategy Funds, Inc.              SEIX Funds, Inc.
             FFTW Funds, Inc.                 TIFF Investment Program, Inc.
         Fort Pitt Capital Funds               Thompson Plumb Funds, Inc.
           Glenmede Fund, Inc.            TT International U.S.A. Master Trust
       Harding, Loevner Funds, Inc.                   Wexford Trust
         The Hennessy Funds, Inc.                     Zodiac Trust
----------------------------------------- --------------------------------------

          (b)  To  the  best  of  Registrant's  knowledge,   the  directors  and
               executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- ----------------------------
James R. Schoenike President, Board Member          None
------------------ -------------------------------- ----------------------------
Donna J. Berth     Treasurer                        None
------------------ -------------------------------- ----------------------------
Joe Redwine        Board Member                     None
------------------ -------------------------------- ----------------------------
Robert Kern        Board Member                     None
------------------ -------------------------------- ----------------------------
Eric W. Falkeis    Board Member                     None
------------------ -------------------------------- ----------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

---------------------------------- ---------------------------------------------
Records Relating to:               Are located at:
---------------------------------- ---------------------------------------------
Registrant's Fund Administrator,   U.S. Bancorp Fund Services, LLC
Fund Accountant and Transfer Agent 615 East Michigan Street, 3rd Floor
                                   Milwaukee, WI  53202
---------------------------------- ---------------------------------------------
Registrant's Custodian             U.S. Bank, National Association
                                   425 Walnut Street
                                   Cincinnati, OH  45202
---------------------------------- ---------------------------------------------
Registrant's Investment Advisor    Lighthouse Capital Management, Inc.
                                   10000 Memorial Drive, Suite 660
                                   Houston, Texas 77024
---------------------------------- ---------------------------------------------

Item 29. Management Services Not Discussed in Parts A and B.

         Not Applicable.

Item 30. Undertakings.

         Not Applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 20th day of December, 2002.


                                            Professionally Managed Portfolios

                                            By: Robert M. Slotky*
                                              ----------------------------------
                                                Robert M. Slotky
                                                President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on December 20, 2002.

Signature         Title

Steven J. Paggioli*
-------------------------
Steven J. Paggioli                    Trustee

Dorothy A. Berry*
-------------------------
Dorothy A. Berry                      Trustee

Wallace L. Cook*
-------------------------
Wallace L. Cook                       Trustee

Carl A. Froebel*
-------------------------
Carl A. Froebel                       Trustee

Rowley W. P. Redington*
-------------------------
Rowley W. P. Redington                Trustee

Ashley T. Rabun*
-------------------------
Ashley T. Rabun                       Trustee

Robert M. Slotky*
-------------------------
Robert M. Slotky                      President

Eric W. Falkeis*
-------------------------
Eric W. Falkeis                       Treasurer and Principal Financial
                                      and Accounting Officer
*  By /s/ Eric W. Falkeis
      ------------------
        Eric W. Falkeis
        Attorney-in-Fact pursuant to Power
        of Attorney


EXHIBIT INDEX

      Exhibit                                                      Exhibit No.

      Consent of Independent Public Accountants                       EX-99.j.